Investments in associates and joint ventures - Narration (Details) $ in Millions				1 Months Ended	12 Months Ended
	Nov. 27, 2017 USD ($) item	Dec. 01, 2015 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2016 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Less than 100% Subsidiaries and Joint Ventures
Total liabilities					$ 46,712	$ 45,857	$ 41,547
Entasis
Less than 100% Subsidiaries and Joint Ventures
Funds raised from third party investors				$ 25
Number of third party investors | item				4
Voting interest as a percentage				49.00%	18.00%
Investments in associate					$ 24
Gain or loss recognised on deconsolidation					0
Fujifilm Kyowa Kirin Biologics Co., Ltd
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture		$ 45			$ 20	10
Ownership interest in joint venture as a percentage		50.00%
Samsung Biologics Co., Ltd.
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture			$ 70			$ 30
Ownership interest in joint venture as a percentage			50.00%
China, Dizhe (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture	$ 55
Ownership interest in joint venture as a percentage	48.00%
Number of potential medicines in pre-clinical development | item	3
Chinese Future Industry Investment Fund
Less than 100% Subsidiaries and Joint Ventures
Gain on sale of exclusive rights	$ 28